Income Taxes	6 Months Ended
Sep. 30, 2012
Income taxes

14. Income taxes:

Effective statutory tax rates were 41% for the six and three months ended September 30, 2011 and 38% for the six and three months ended September 30, 2012. Due to the revisions of domestic tax laws during the third quarter ended December 31, 2011, effective statutory tax rates are 38% for the fiscal years beginning between April 1, 2012 and March 31, 2015, and 36% thereafter.

For the six months ended September 30, 2011, the difference between the domestic statutory tax rate of approximately 41% and the effective tax rate of negative 155.2% was mainly due to an increase in valuation allowance of foreign subsidiaries, whereas non-taxable revenues increased the effective tax rate. For the three months ended September 30, 2011, the difference between the domestic statutory tax rate of approximately 41% and the effective tax rate of 0.8% was mainly due to an increase in valuation allowance of foreign subsidiaries.

For the six months ended September 30, 2012, the difference between the effective statutory tax rate of approximately 38% and the effective tax rate of 79.2% was mainly due to non-deductible expenses, different tax rates and changes in effective statutory tax rates applicable to income (loss) of foreign subsidiaries, whereas non-taxable revenues and a decrease in valuation allowance of foreign subsidiaries reduced the effective tax rate. For the three months ended September 30, 2012, the difference between the effective statutory tax rate of approximately 38% and the effective tax rate of 84.9% was mainly due to different tax rates and changes in effective statutory tax rates applicable to income (loss) of foreign subsidiaries, whereas non-taxable revenues and a decrease in valuation allowance of foreign subsidiaries reduced the effective tax rate.